UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2016

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 18.3%
Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	76,409	$1,431,905	*

Internet & Catalog Retail - 1.2%
Liberty Interactive Corp. QVC Group, Class A Shares	3,890,965	104,978,236	*
Liberty TripAdvisor Holdings Inc., Class A Shares	389,097	8,937,558	*
Liberty Ventures, Series A Shares	942,273	35,156,205	*

Total Internet & Catalog Retail		149,071,999

Media - 17.1%
AMC Networks Inc., Class A Shares	3,824,746	244,554,259	*(a)
CBS Corp., Class B Shares	780,419	43,079,129
Comcast Corp., Class A Shares	11,927,150	754,988,595
Discovery Communications Inc., Class A Shares	8,059,816	224,465,876	*(a)
Discovery Communications Inc., Class C Shares	2,866,264	76,729,887	*
Liberty Braves Group, Class A Shares	163,290	2,540,792	*
Liberty Braves Group, Class C Shares	292,735	4,391,025	*
Liberty Broadband Corp., Class A Shares	1,155,993	66,816,395	*
Liberty Broadband Corp., Class C Shares	1,644,138	95,080,501	*
Liberty Global PLC, Class A Shares	694,147	25,926,390	*
Liberty Global PLC, Series C Shares	2,101,982	75,944,610	*
Liberty Global PLC LiLAC, Class A Shares	34,707	1,425,764	*
Liberty Global PLC LiLAC, Class C Shares	105,099	4,488,778	*
Liberty Media Group, Class A Shares	408,225	7,952,223	*
Liberty Media Group, Class C Shares	731,838	13,868,330	*
Liberty SiriusXM Group, Class A Shares	1,632,900	52,073,181	*
Liberty SiriusXM Group, Class C Shares	2,927,355	92,065,315	*
Madison Square Garden Co., Class A Shares	787,268	131,891,008	*
MSG Networks Inc., Class A Shares	2,361,805	40,882,845	*
Starz, Class A Shares	2,223,118	60,024,186	*
Viacom Inc., Class B Shares	780,419	34,627,191
World Wrestling Entertainment Inc., Class A Shares	989,062	17,377,819

Total Media		2,071,194,099

TOTAL CONSUMER DISCRETIONARY		2,221,698,003

ENERGY - 12.1%
Energy Equipment & Services - 5.3%
Core Laboratories NV	3,016,030	365,693,638	(a)
Frank’s International NV	129,704	2,076,561
National-Oilwell Varco Inc.	3,263,654	107,537,399
Weatherford International PLC	29,908,794	167,788,334	*

Total Energy Equipment & Services		643,095,932

Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	10,900,000	565,274,000
Newfield Exploration Co.	6,171,680	251,619,394	*

Total Oil, Gas & Consumable Fuels		816,893,394

TOTAL ENERGY		1,459,989,326

FINANCIALS - 1.4%
Capital Markets - 0.4%
Cohen & Steers Inc.	1,337,364	51,608,877

Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	3,944,132	63,027,229
New York Community Bancorp Inc.	3,697,843	58,204,049

Total Thrifts & Mortgage Finance		121,231,278

TOTAL FINANCIALS		172,840,155

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 34.7%
Biotechnology - 17.6%
Aduro Biotech Inc.	127,393	$1,565,660	*
Agios Pharmaceuticals Inc.	1,072,868	60,026,965	*
Alkermes PLC	1,047,195	48,600,320	*
Amgen Inc.	4,833,441	763,442,006
Biogen Inc.	3,277,266	949,522,278	*
ImmunoGen Inc.	856,818	4,832,453	*
Ionis Pharmaceuticals Inc.	2,818,982	63,962,702	*
ProQR Therapeutics NV	292,957	1,423,771	*
Spark Therapeutics Inc.	401,316	22,453,630	*
Vertex Pharmaceuticals Inc.	2,337,514	217,739,429	*

Total Biotechnology		2,133,569,214

Health Care Equipment & Supplies - 1.7%
Medtronic PLC	2,479,511	199,551,045
Wright Medical Group NV	369,977	7,155,355	*

Total Health Care Equipment & Supplies		206,706,400

Health Care Providers & Services - 9.4%
UnitedHealth Group Inc.	8,465,216	1,131,545,423

Pharmaceuticals - 6.0%
Allergan PLC	2,735,435	644,878,801	*
Mallinckrodt PLC	311,127	19,713,007	*
Teva Pharmaceutical Industries Ltd., ADR	343,593	17,822,169
Valeant Pharmaceuticals International Inc.	1,529,967	43,527,561	*

Total Pharmaceuticals		725,941,538

TOTAL HEALTH CARE		4,197,762,575

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.7%
Engility Holdings Inc.	254,887	5,997,491	*
L-3 Communications Holdings Inc.	1,514,396	207,790,275

Total Aerospace & Defense		213,787,766

Commercial Services & Supplies - 2.5%
Tyco International PLC	7,006,790	298,629,390

Construction & Engineering - 1.8%
Fluor Corp.	4,075,406	215,099,929

Machinery - 0.4%
Pentair PLC	808,673	48,714,462

Trading Companies & Distributors - 0.1%
NOW Inc.	554,498	9,614,995	*

TOTAL INDUSTRIALS		785,846,542

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 0.2%
ARRIS International PLC	1,118,610	26,958,501	*

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories Inc., Class A Shares	845,223	40,105,831
Fitbit Inc., Class A Shares	220,430	3,125,698	*
TE Connectivity Ltd.	3,444,160	206,649,600

Total Electronic Equipment, Instruments & Components		249,881,129

Internet Software & Services - 3.4%
Facebook Inc., Class A Shares	2,638,497	313,479,829	*
Twitter Inc.	6,250,000	95,125,000	*

Total Internet Software & Services		408,604,829

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Ltd.		3,703,186	$571,623,791
Cree Inc.		4,168,744	100,383,355	*
Intel Corp.		2,786,673	88,031,000

Total Semiconductors & Semiconductor Equipment			760,038,146

Software - 5.0%
Autodesk Inc.		3,250,267	189,393,058	*
Citrix Systems Inc.		3,170,084	269,203,534	*
Nuance Communications Inc.		8,872,467	148,347,648	*

Total Software			606,944,240

Technology Hardware, Storage & Peripherals - 3.0%
Seagate Technology PLC		10,624,511	239,688,968
Western Digital Corp.		2,789,478	129,822,306

Total Technology Hardware, Storage & Peripherals			369,511,274

TOTAL INFORMATION TECHNOLOGY			2,421,938,119

MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Inc.		13,583,460	150,504,737
Nucor Corp.		894,853	43,409,319

TOTAL MATERIALS			193,914,056

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T Inc.		4,053,668	158,701,102

TOTAL COMMON STOCKS (Cost - $6,249,155,611)			11,612,689,878

		RIGHTS
RIGHTS - 0.0%
Liberty Braves Group		214,332	469,387	*
Wright Medical Group NV, CVR		1,445,965	2,212,326	*

TOTAL RIGHTS (Cost - $3,614,913)			2,681,713

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,252,770,524)			11,615,371,591

	RATE	SHARES
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $511,663,391)	0.454%	511,663,391	511,663,391

TOTAL INVESTMENTS - 100.1% (Cost - $6,764,433,915#)			12,127,034,982
Liabilities in Excess of Other Assets - (0.1)%			(11,340,935)

TOTAL NET ASSETS - 100.0%			$12,115,694,047

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2016, the total market value of investments in Affiliated Companies was $834,713,773 and the cost was $604,673,384 (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$11,612,689,878	—	—	$11,612,689,878
Rights	2,681,713	—	—	2,681,713

Total Long-Term Investments	$11,615,371,591	—	—	$11,615,371,591

Short-Term Investments†	$511,663,391	—	—	$511,663,391

Total Investments	$12,127,034,982	—	—	$12,127,034,982

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,956,729,762
Gross unrealized depreciation	(594,128,695)

Net unrealized appreciation	$5,362,601,067

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended May 31, 2016:

	Affiliate Value at 8/31/15	Purchased		Sold		Dividend Income	Affiliate Value at 5/31/16	Realized Gain /Loss
Company		Cost	Shares	Cost	Shares
AMC Networks Inc., Class A Shares	$276,835,115	—	—	—	—	—	$244,554,259	—
Core Laboratories NV	348,894,351	—	—	—	—	$4,229,982	365,693,638	—
Cree Inc.*	143,823,512	—	—	$65,231,283	1,115,000	—	—	$(37,332,237)
Discovery Communications Inc., Class A Shares	214,391,106	—	—	—	—	—	224,465,876	—

	$983,944,084	—	—	$65,231,283	1,115,000	$4,229,982	$834,713,773	$(37,332,237)

*	This security was not an affiliated company at May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016